FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 474	SFr 453
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	6
Settlements, liabilities	(27)	(34)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	7	23
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	10	51
Foreign currency translation impact, liabilities	(16)	(25)
Balance at end of period, liabilities	448	474
Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	46	29
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1	30
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	213	2
Sales, liabilities	(106)	(31)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(7)	0
Balance at end of period, liabilities	101	1
Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,854	3,589
Transfers in, liabilities	848	743
Transfers out, liabilities	(1,614)	(723)
Purchases, liabilities	471	874
Sales, liabilities	(310)	(891)
Issuances, liabilities	2,146	2,079
Settlements, liabilities	(2,375)	(2,478)
Gain (loss) on transfers in/out included in trading revenues, liabilities	260	108
Gain (loss) on all other activity included in trading revenues, liabilities	1,428	626
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(462)	(73)
Balance at end of period, liabilities	4,246	3,854
Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,653	1,019
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,801	3,527
Transfers in, liabilities	829	723
Transfers out, liabilities	(1,611)	(714)
Purchases, liabilities	198	1
Sales, liabilities	(8)	(4)
Issuances, liabilities	2,146	2,079
Settlements, liabilities	(2,375)	(2,478)
Gain (loss) on transfers in/out included in trading revenues, liabilities	259	108
Gain (loss) on all other activity included in trading revenues, liabilities	1,410	631
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(458)	(72)
Balance at end of period, liabilities	4,191	3,801
Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,646	1,016
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,921	1,500
Transfers in, liabilities	248	344
Transfers out, liabilities	(954)	(405)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	776	692
Settlements, liabilities	(536)	(761)
Gain (loss) on transfers in/out included in trading revenues, liabilities	167	92
Gain (loss) on all other activity included in trading revenues, liabilities	644	500
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(256)	(41)
Balance at end of period, liabilities	2,010	1,921
Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,162	841
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,211	1,140
Transfers in, liabilities	539	314
Transfers out, liabilities	(562)	(273)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,111	1,101
Settlements, liabilities	(1,425)	(1,327)
Gain (loss) on transfers in/out included in trading revenues, liabilities	85	28
Gain (loss) on all other activity included in trading revenues, liabilities	502	249
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(126)	(21)
Balance at end of period, liabilities	1,335	1,211
Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	277	147
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	997	784
Transfers in, liabilities	37	187
Transfers out, liabilities	(294)	(494)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,307	1,477
Settlements, liabilities	(1,189)	(1,151)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	30
Gain (loss) on all other activity included in trading revenues, liabilities	(62)	191
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(99)	(27)
Balance at end of period, liabilities	701	997
Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	94	127
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,610	12,665
Transfers in, liabilities	3,214	2,707
Transfers out, liabilities	(7,478)	(4,521)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,891	6,079
Settlements, liabilities	(5,622)	(5,668)
Gain (loss) on transfers in/out included in trading revenues, liabilities	568	149
Gain (loss) on all other activity included in trading revenues, liabilities	(708)	1,301
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	99	13
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(81)	175
Foreign currency translation impact, liabilities	(1,225)	(290)
Balance at end of period, liabilities	7,268	12,610
Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	236	1,448
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	891
Transfers in, liabilities	689
Transfers out, liabilities	(676)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	1,022
Settlements, liabilities	(690)
Gain (loss) on transfers in/out included in trading revenues, liabilities	40
Gain (loss) on all other activity included in trading revenues, liabilities	(38)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(1)
Foreign currency translation impact, liabilities	(105)
Balance at end of period, liabilities	1,133	891
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(19)
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	11,458	11,800
Transfers in, liabilities	1,614	2,286
Transfers out, liabilities	(6,479)	(3,708)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,766	4,546
Settlements, liabilities	(4,577)	(4,744)
Gain (loss) on transfers in/out included in trading revenues, liabilities	532	94
Gain (loss) on all other activity included in trading revenues, liabilities	(683)	1,256
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	98	13
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(92)	173
Foreign currency translation impact, liabilities	(1,111)	(258)
Balance at end of period, liabilities	5,526	11,458
Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	224	1,301
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,385	1,341
Transfers in, liabilities	160	51
Transfers out, liabilities	(183)	(80)
Purchases, liabilities	266	80
Sales, liabilities	(277)	(131)
Issuances, liabilities	129	114
Settlements, liabilities	(396)	(383)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(33)	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	37	70
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	300	351
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(117)	(24)
Balance at end of period, liabilities	1,271	1,385
Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	64	58
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	19,321	18,862
Transfers in, liabilities	4,259	3,688
Transfers out, liabilities	(9,569)	(5,818)
Purchases, liabilities	950	956
Sales, liabilities	(693)	(1,053)
Issuances, liabilities	9,473	9,755
Settlements, liabilities	(9,609)	(9,714)
Gain (loss) on transfers in/out included in trading revenues, liabilities	799	283
Gain (loss) on all other activity included in trading revenues, liabilities	702	2,211
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	300	351
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	99	13
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(71)	226
Foreign currency translation impact, liabilities	(1,926)	(439)
Balance at end of period, liabilities	14,035	19,321
Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	2,093	2,681
Bank | Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	474	453
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	6
Settlements, liabilities	(27)	(34)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	7	23
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	10	51
Foreign currency translation impact, liabilities	(16)	(25)
Balance at end of period, liabilities	448	474
Bank | Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	46	29
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1	30
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	213	2
Sales, liabilities	(106)	(31)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(7)	0
Balance at end of period, liabilities	101	1
Bank | Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,854	3,589
Transfers in, liabilities	848	743
Transfers out, liabilities	(1,614)	(723)
Purchases, liabilities	471	874
Sales, liabilities	(310)	(891)
Issuances, liabilities	2,146	2,079
Settlements, liabilities	(2,375)	(2,478)
Gain (loss) on transfers in/out included in trading revenues, liabilities	260	108
Gain (loss) on all other activity included in trading revenues, liabilities	1,428	626
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(462)	(73)
Balance at end of period, liabilities	4,246	3,854
Bank | Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,653	1,019
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,801	3,527
Transfers in, liabilities	829	723
Transfers out, liabilities	(1,611)	(714)
Purchases, liabilities	198	1
Sales, liabilities	(8)	(4)
Issuances, liabilities	2,146	2,079
Settlements, liabilities	(2,375)	(2,478)
Gain (loss) on transfers in/out included in trading revenues, liabilities	259	108
Gain (loss) on all other activity included in trading revenues, liabilities	1,410	631
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(458)	(72)
Balance at end of period, liabilities	4,191	3,801
Bank | Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,646	1,016
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,921	1,500
Transfers in, liabilities	248	344
Transfers out, liabilities	(954)	(405)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	776	692
Settlements, liabilities	(536)	(761)
Gain (loss) on transfers in/out included in trading revenues, liabilities	167	92
Gain (loss) on all other activity included in trading revenues, liabilities	644	500
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(256)	(41)
Balance at end of period, liabilities	2,010	1,921
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,162	841
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,211	1,140
Transfers in, liabilities	539	314
Transfers out, liabilities	(562)	(273)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,111	1,101
Settlements, liabilities	(1,425)	(1,327)
Gain (loss) on transfers in/out included in trading revenues, liabilities	85	28
Gain (loss) on all other activity included in trading revenues, liabilities	502	249
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(126)	(21)
Balance at end of period, liabilities	1,335	1,211
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	277	147
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	997	784
Transfers in, liabilities	37	187
Transfers out, liabilities	(294)	(494)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,307	1,477
Settlements, liabilities	(1,189)	(1,151)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	30
Gain (loss) on all other activity included in trading revenues, liabilities	(62)	191
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(99)	(27)
Balance at end of period, liabilities	701	997
Bank | Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	94	127
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,749	12,671
Transfers in, liabilities	3,089	2,707
Transfers out, liabilities	(7,478)	(4,398)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,891	6,102
Settlements, liabilities	(5,622)	(5,668)
Gain (loss) on transfers in/out included in trading revenues, liabilities	568	149
Gain (loss) on all other activity included in trading revenues, liabilities	(690)	1,291
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	99	13
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(82)	175
Foreign currency translation impact, liabilities	(1,238)	(293)
Balance at end of period, liabilities	7,286	12,749
Bank | Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	209	1,477
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	891
Transfers in, liabilities	689
Transfers out, liabilities	(676)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	1,022
Settlements, liabilities	(690)
Gain (loss) on transfers in/out included in trading revenues, liabilities	40
Gain (loss) on all other activity included in trading revenues, liabilities	(38)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(1)
Foreign currency translation impact, liabilities	(105)
Balance at end of period, liabilities	1,133	891
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(19)
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	11,458	11,800
Transfers in, liabilities	1,614	2,286
Transfers out, liabilities	(6,479)	(3,708)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,766	4,546
Settlements, liabilities	(4,577)	(4,744)
Gain (loss) on transfers in/out included in trading revenues, liabilities	532	94
Gain (loss) on all other activity included in trading revenues, liabilities	(683)	1,256
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	98	13
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(92)	173
Foreign currency translation impact, liabilities	(1,111)	(258)
Balance at end of period, liabilities	5,526	11,458
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	224	1,301
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,367	1,327
Transfers in, liabilities	160	51
Transfers out, liabilities	(183)	(80)
Purchases, liabilities	266	80
Sales, liabilities	(277)	(131)
Issuances, liabilities	129	114
Settlements, liabilities	(390)	(377)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(33)	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	37	65
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	289	346
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(115)	(24)
Balance at end of period, liabilities	1,250	1,367
Bank | Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	64	58
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	19,442	18,854
Transfers in, liabilities	4,134	3,688
Transfers out, liabilities	(9,569)	(5,695)
Purchases, liabilities	950	956
Sales, liabilities	(693)	(1,053)
Issuances, liabilities	9,473	9,778
Settlements, liabilities	(9,603)	(9,708)
Gain (loss) on transfers in/out included in trading revenues, liabilities	799	283
Gain (loss) on all other activity included in trading revenues, liabilities	720	2,196
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	289	346
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	99	13
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(72)	226
Foreign currency translation impact, liabilities	(1,937)	(442)
Balance at end of period, liabilities	14,032	19,442
Bank | Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr 2,066	SFr 2,710